Trade and other receivables (Tables)	12 Months Ended
Dec. 31, 2024
Subclassifications of assets, liabilities and equities [abstract]
Summary of Trade and Other Receivables

	$ million
	Dec 31, 2024		Dec 31, 2023
	Current	Non-current	Current	Non-current
Trade receivables	31,041	—	36,273	—
Lease receivables	189	875	188	1,032
Other receivables	8,014	3,528	9,642	2,801
Amounts due from joint ventures and associates	903	152	1,014	278
Prepayments and deferred charges	5,713	1,463	6,156	2,187
Total	45,860	6,018	53,273	6,298

Summary of Maturity Analysis of Finance Lease Receivables
Lease contracts where Shell is the lessor are classified as finance leases or operating leases. Receivables for lease contracts classified as finance leases are as follows:

		$ million
	Dec 31, 2024	Dec 31, 2023
Less than one year	234	238
Between 1 and 5 years	732	848
5 years and later	316	453
Total undiscounted lease payments receivable	1,282	1,539
Unearned finance income	218	260
Net investment in leases	1,064	1,279